UNITED STATES
					SECURITIES AND EXCHANGE COMMSSION
					WASHINGTON, D.C. 20549

					FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  September 30, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Fortaleza Asset Management, Inc.
Address:		200 W. Adams Street
			Suite 2000
			Chicago, IL 60606

13F File Number:	28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Diana Gonzales
Title:			Corporate Secretary
Phone:			312-621-6111
Signature, Place, and Date of Signing:

	Diana Gonzales		Chicago, Illinois		October 20, 1999

Report Type (Check only one.):

[ X ] 			13F HOLDINGS REPORT.

[    ]			13F NOTICE

[    ]			13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:			70

Form 13F Information Table Value Totals:			$127,713

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other           Voting Authority
Name of Issuer               Title of ClCusip     (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
--------------------------------------------------------------------------------------------------------------------------------

A.C. Nielson             Com     004833109     2364  104200                Sole               61700           42500
Adaptive Broadband       Com     00650M104     1973   58900                Sole               35300           23600
Advanced Fibre Comm.     Com     00754A105     1424   64000                Sole               38300           25700
Advent Software          Com     007974108     2253   36200                Sole               22400           13800
Affymetrix               Com     00826T108     1688   17150                Sole               10450            6700
American Eagle OutfittersCom     02553E106     2208   45600                Sole               27500           18100
Ann Taylor Stores        Com     036115103     1472   36000                Sole               21900           14100
Antec Corp               Com     03664P105     2459   46300                Sole               27900           18400
Asyst Technology         Com     04648X107     2907   88100                Sole               50100           38000
Banco Santander          Com     059646109      969   57000                Sole               33000           24000
Bea Systems              Com     073325102     2889   81800                Sole               49400           32400
Boise Cascade            Com     097383103     1703   46750                Sole               27350           19400
Broadvision              Com     111412102     1717   12900                Sole                7400            5500
Central Newspaper        Com     154647101     2029   45600                Sole               27600           18000
Central Parking          Com     154785109     1582   54100                Sole               32300           21800
Cheesecake Factory       Com     163072101     2434   87700                Sole               53400           34300
Chico's Fashions         Com     168615102     2087   76575                Sole               46475           30100
Cost Plus World Market   Com     221485105     2731   56315                Sole               34015           22300
Covad                    Com     222814204     1504   34500                Sole               19500           15000
Cytyc Corporation        Com     232946103     1548   40000                Sole               24000           16000
DeVry, Inc.              Com     251893103        4     200                Sole                 200               0
Dollar Tree Stores       Com     256747106     1398   35000                Sole               21900           13100
Doral Financial          Com     25811P100     1071   80100                Sole               48100           32000
Double Click Inc.        Com     258609304      941    7900                Sole                4700            3200
Elcor                    Com     284443108     2101   84050                Sole               49075           34975
Essex Property Trust     Com     297178105      821   23500                Sole               18200            5300
Etec Systems             Com     26922C103     1881   50000                Sole               29500           20500
Fossil Inc.              Com     349882100     2891  106825                Sole               64300           42525
Genesys Telecomm.        Com     371931106     1270   27800                Sole               17500           10300
Global Industries Ltd.   Com     379336100      555   68300                Sole               40100           28200
Greater Bay Bancorp.     Com     391648102     2751   81200                Sole               50700           30500
Hispanic Broadcasing CorpCL A    422799106        8     100                Sole                 100               0
IDEC Pharmaceuticals CorpCom     449370105     1852   19700                Sole               11950            7750
Infocure                 Com     45665A108     1442   76400                Sole               47200           29200
ISS Group                Com     450306105     1537   56400                Sole               34500           21900
Jack-In-The-Box          Com     466367109     1676   67200                Sole               40700           26500
Jones Cable              CL A    480206200     2325   43000                Sole               24500           18500
Lam Research             Com     512807108     1970   32300                Sole               19800           12500
Lands End                Com     515086106     2831   42900                Sole               25600           17300
Legato Systems           Com     524651106     3749   86000                Sole               51600           34400
LJL Bio Systems          Com     501873103      557  171500                Sole              116500           55000
Macromedia               Com     556100105     1803   44100                Sole               26700           17400
MacroVision              Com     555904101     3075   69300                Sole               41900           27400
Marine Drilling          Com     568240204     3047  192700                Sole              116100           76600
Mercury Interactive Corp.Com     589405109     2679   41500                Sole               25200           16300
MiniMed Inc.             Com     60365K108     2643   26900                Sole               15900           11000
Navigant Consulting      Com     63935N107     2143   46200                Sole               27900           18300
Novellus Systems         Com     670008101        7     100                Sole                 100               0
Oxford Health Plans      Com     691471106      704   56300                Sole               33800           22500
Patterson Dental         Com     703412106     2357   47550                Sole               27850           19700
Peregrine Systems        Com     71366Q101     3403   83500                Sole               50000           33500
Photronics               Com     719405102     1831   81600                Sole               49000           32600
Power Wave               Com     739363109     3443   71400                Sole               42700           28700
QLT Photo Therapeutics   Com     746927102     1487   19450                Sole               11850            7600
Queens County Bancorp.   Com     748242104     2536   91800                Sole               56700           35100
Rehabcare                Com     759148109     1455   81950                Sole               49450           32500
Renal Care Group Inc.    Com     759930100     1269   57925                Sole               36425           21500
Rowan Cos Inc.           Com     779382100     1134   69800                Sole               43300           26500
RSA Security Inc.        Com     749719100     3299  124200                Sole               73200           51000
S.L. Green Realty Group  Com     78440X101      814   39700                Sole               31200            8500
Saucony                  CL B    804120202      710   45100                Sole               31800           13300
Talbots                  Com     874161102     2175   48675                Sole               29375           19300
Veeco Instruments        Com     922417100     1545   55175                Sole               33475           21700
Ventana Medical Systems  Com     92276H106     1061   62400                Sole               38500           23900
Verisign, Inc.           Com     92343E102     1651   15500                Sole                9700            5800
Vertex Pharmaceutical    Com     92532F100     2086   67150                Sole               40750           26400
VerticalNet Inc.         Com     92532L107     1332   36000                Sole               22000           14000
Wesley Jessen            Com     951018100     1751   56150                Sole               34000           22150
Williams-Sonoma          Com     969904101       10     200                Sole                 200               0
Zales                    Com     988858106     2691   70250                Sole               42250           28000